Exchange rates (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Currencies Translations and Relevant Exchange Rates	The currencies which most influence these translations and the relevant exchange rates were:

	2019	2018	2017
Average rates:
US$/£	1.28	1.33	1.30
Euro/£	1.14	1.13	1.15
Yen/£	139	147	145

	201 9	2018	2017
Period end rates:
US$/£	1.32	1.27	1.35
Euro/£	1.18	1.11	1.13
Yen/£	143	140	152